Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 4:- PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2025	2024

Government authorities	$778	$668
Deposits	77	69
Grants receivable	89	308
Prepaid expenses and other	741	1,455

	$1,685	$2,500